Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation

S-K,

we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-PEO NEOs 3	Average Compensation Actually Paid to Non-PEO NEOs 4	Value of Initial Fixed $100 Investment Based On:		Net Loss (in thousands) 7	Company Stock Price
					Total Shareholder Return (“TSR”) 5	Peer Group TSR 6
2024	$4,917,890	$11,879,571	$2,339,414	$3,889,688	$90.91	$91.15	$(255,859)	$7.80
2023	$7,898,772	($201,504)	$2,987,926	$473,046	$68.53	$92.42	$(192,410)	$5.88
2022	$4,391,176	$9,821,916	$1,888,539	$3,210,146	$134.73	$89.09	$(140,241)	$11.56

1	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.
2
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024($)
Summary Compensation Table Total	$4,917,890
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(3,734,610)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,942,668
Plus, fair value as of vesting date of equity awards granted and vested in the year	1,652,148
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	2,084,417
Plus (less), change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	2,017,058
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to PEO	11,879,571

3
The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are Mr. Green, Dr. Sachs, Dr. Robinson and Mr. Pinnow for 2024 and Drs. Sachs and Robinson for both 2023 and 2022.

4
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024($)
Average Summary Compensation Table Total	$2,339,414
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,645,545)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,891,641
Plus, average fair value as of vesting date of equity awards granted and vested in the year	337,940
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	573,134
Plus (less), average change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	393,104
Less, prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	3,889,688

5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.

6	The peer group used for this purpose is the Nasdaq Biotechnology Index.
7	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	Company Stock Price
Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are Mr. Green, Dr. Sachs, Dr. Robinson and Mr. Pinnow for 2024 and Drs. Sachs and Robinson for both 2023 and 2022.
Peer Group Issuers, Footnote	The peer group used for this purpose is the Nasdaq Biotechnology Index.
PEO Total Compensation Amount	$ 4,917,890	$ 7,898,772	$ 4,391,176
PEO Actually Paid Compensation Amount	$ 11,879,571	(201,504)	9,821,916
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024($)
Summary Compensation Table Total	$4,917,890
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(3,734,610)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,942,668
Plus, fair value as of vesting date of equity awards granted and vested in the year	1,652,148
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	2,084,417
Plus (less), change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	2,017,058
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to PEO	11,879,571

Non-PEO NEO Average Total Compensation Amount	$ 2,339,414	2,987,926	1,888,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,889,688	473,046	3,210,146
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024($)
Average Summary Compensation Table Total	$2,339,414
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,645,545)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,891,641
Plus, average fair value as of vesting date of equity awards granted and vested in the year	337,940
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	573,134
Plus (less), average change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	393,104
Less, prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	3,889,688

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Company Stock Price
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section, the Company’s executive compensation program reflects a variable pay-for-performance

philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. Other than stock price performance, the Company does not currently use any financial performance measures to link executive compensation actually paid to our performance. However, in addition to stock price performance, the other most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as set forth above under the heading, “Compensation Discussion and Analysis.” The most important financial performance measure used to link executive compensation actually paid to performance is:

•	stock price performance.

Total Shareholder Return Amount	$ 90.91	68.53	134.73
Peer Group Total Shareholder Return Amount	91.15	92.42	89.09
Net Income (Loss)	$ (255,859,000)	$ (192,410,000)	$ (140,241,000)
Company Selected Measure Amount	7.8	5.88	11.56
Measure:: 1
Pay vs Performance Disclosure
Name	stock price performance
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,734,610)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,942,668
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,084,417
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,652,148
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,017,058
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,645,545)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,891,641
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	573,134
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	337,940
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	393,104
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0